UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22447

Equinox Funds Trust
(Exact name of registrant as specified in charter)

47 Hulfish Street, Suite 510

Princeton, New Jersey 08542
(Address of principal executive offices) (Zip code)

Javier Jimenez

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741
(Name and address of agent for service)

(609) 430-0404

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

EQUINOX CAMPBELL STRATEGY FUND

Class A Shares: EBSAX

Class C Shares: EBSCX

Class I Shares: EBSIX

Class P Shares: EBSPX

Semi-Annual Report

March 31, 2018

1-888-643-3431

www.EQUINOXFUNDS.com

Distributed by Northern Lights Distributors, LLC

Equinox Campbell Strategy Fund
PORTFOLIO REVIEW
March 31, 2018 (Unaudited)

The Fund’s performance figures for the periods ended March 31, 2018, as compared to its benchmarks(1):

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	(03/08/2013)(2)	(02/11/2014)(3)
Equinox Campbell Strategy Fund
Class A with Load	(2.52)%	(5.65)%	(9.33)%	(0.46)%	(0.30)%	N/A
Class A	3.42%	0.10%	(7.52)%	0.72%	0.87%	N/A
Class C	3.06%	(0.63)%	(8.17)%	N/A	N/A	1.33%
Class I	3.60%	0.41%	(7.27)%	1.01%	1.14%	N/A
Class P	3.50%	0.31%	(7.30)%	0.97%	1.12%	N/A
S&P 500 Total Return Index(4)	5.84%	13.99%	10.78%	13.31%	13.41%	11.74%
BTOP 50 Index(5)	1.18%	(1.50)%	(4.58)%	0.22%	0.14%	1.03%

(1)	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance returns would have been lower had Equinox Institutional Asset Management, LP (the “Adviser”) not waived its fees or reimbursed a portion of the Fund’s expenses pursuant to an expense limitation agreement. Under the terms of the expense limitation agreement, the Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.94%, 2.69%, 1.69% and 1.94% for Class A, Class C, Class I and Class P, respectively, of the Fund’s average daily net assets. This expense limitation will remain in effect until January 31, 2019, but can be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occur unless the Fund’s operating expenses are below the expense limitation amount. Per the fee table in the Fund’s prospectus dated February 1, 2018, as supplemented February 26, 2018, the Fund’s “Total Annual Fund Operating Expenses” are 2.22%, 2.97%, 1.97% and 2.22%, and the Fund’s “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 1.94%, 2.69%, 1.69% and 1.94% for Class A, Class C, Class I, and Class P shares, respectively, of the Fund’s average daily net assets. More recent expense ratio information is available in the Consolidated Financial Highlights included in this report. For performance information current to the most recent month-end please call 1-888-643-3431.

(2)	Commencement of operations was March 4, 2013. Start of performance is March 8, 2013.

(3)	Commencement of operations was February 11, 2014.

(4)	The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

(5)	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2018, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

Portfolio Composition	% of Net Assets
U.S. Treasury Notes	56.0%
Other assets and liabilities – net(6)	44.0%
100.0%

(6)	Includes net unrealized appreciation on forward currency and futures contracts.

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)

Principal		Value
	U.S. TREASURY NOTES - 56.0%
$50,000,000	1.48%, 11/30/2018	$49,750,977
30,000,000	2.03%, 02/28/2019	29,836,523
80,000,000	2.03%, 03/31/2019	79,510,938
	Total U.S. Treasury Notes
	(Cost $159,260,636)	159,098,438

	Total Investments - 56.0%
	(Cost $159,260,636) (a)	159,098,438

	Other Assets in Excess of Liabilities - 44.0%	124,858,452

	TOTAL NET ASSETS - 100.0%	$283,956,890

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $159,260,636 and differs from market value by net unrealized depreciation of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(162,198)
Net Unrealized Depreciation:	$(162,198)

The accompanying notes are an integral part of these financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)

FORWARD CURRENCY CONTRACTS (b)

		Current USD Value		Current USD Value
Settlement		of Currency		of Currency	Unrealized
Date	Currency Received	Received	Currency Delivered	Delivered	Gain/(Loss)
6/20/18	AUD	$48,206,254	USD	$48,925,670	$(719,416)
6/20/18	USD	68,594,069	AUD	67,757,635	836,434
6/20/18	BRL	3,277,690	USD	3,315,608	(37,918)
6/20/18	USD	1,589,540	BRL	1,593,739	(4,199)
6/20/18	USD	67,298,659	CAD	67,480,326	(181,667)
6/20/18	CAD	31,330,152	USD	31,277,164	52,988
6/20/18	CHF	21,388,357	USD	21,635,409	(247,052)
6/20/18	USD	27,780,426	CHF	27,499,316	281,110
6/20/18	CLP	4,867,023	USD	4,882,531	(15,508)
6/20/18	USD	16,440	CLP	16,555	(115)
6/20/18	USD	173,174	CNH	174,700	(1,526)
6/20/18	CNH	16,024,733	USD	15,868,699	156,034
6/20/18	USD	31,432	COP	32,117	(685)
6/20/18	COP	3,018,981	USD	2,945,254	73,727
6/20/18	CZK	5,762,135	USD	5,790,727	(28,592)
6/20/18	USD	5,639,081	CZK	5,606,401	32,680
6/20/18	USD	142,433,630	EUR	142,087,139	346,491
6/20/18	EUR	168,399,573	USD	169,518,558	(1,118,985)
6/20/18	GBP	104,896,680	USD	104,662,630	234,050
6/20/18	USD	48,525,504	GBP	48,646,716	(121,212)
6/20/18	HUF	3,232,463	USD	3,253,359	(20,896)
6/20/18	USD	740,701	HUF	736,811	3,890
6/20/18	IDR	3,257,411	USD	3,248,902	8,509
6/20/18	USD	352,824	IDR	353,518	(694)
6/20/18	USD	4,655,987	ILS	4,642,190	13,797
6/20/18	ILS	7,092,236	USD	7,194,372	(102,136)
6/20/18	INR	15,179,739	USD	15,181,763	(2,024)
6/20/18	USD	409,965	INR	409,853	112
6/20/18	USD	48,214,066	JPY	48,100,809	113,257
6/20/18	JPY	84,945,491	USD	85,348,495	(403,004)
6/20/18	USD	70,222	KRW	70,571	(349)
6/20/18	KRW	8,581,456	USD	8,505,703	75,753
6/20/18	MXN	43,536,428	USD	42,482,575	1,053,853
6/20/18	USD	27,785,353	MXN	28,535,661	(750,308)
6/20/18	USD	707,939	NOK	709,931	(1,992)
6/20/18	NOK	29,625,216	USD	29,982,796	(357,580)
6/20/18	USD	67,845,840	NZD	67,626,833	219,007
6/20/18	NZD	72,070,263	USD	72,649,923	(579,660)
6/20/18	PHP	3,463,929	USD	3,462,482	1,447
6/20/18	USD	869,135	PHP	873,139	(4,004)
6/20/18	PLN	4,257,503	USD	4,289,273	(31,770)
6/20/18	USD	5,971,139	PLN	5,925,390	45,749
6/20/18	USD	535,588	RUB	536,106	(518)
6/20/18	RUB	6,070,099	USD	6,126,734	(56,635)
6/20/18	USD	1,688,483	SEK	1,681,350	7,133
6/20/18	SEK	7,900,535	USD	8,046,622	(146,087)
6/20/18	SGD	36,635,420	USD	36,536,915	98,505
6/20/18	USD	5,177,434	SGD	5,183,522	(6,088)
6/20/18	TRY	13,759,801	USD	14,148,871	(389,070)
6/20/18	USD	257,216	TRY	259,619	(2,403)
6/20/18	USD	109,131	TWD	108,688	443
6/20/18	TWD	6,645,466	USD	6,651,670	(6,204)
6/20/18	ZAR	21,045,500	USD	21,111,739	(66,239)
6/20/18	USD	19,267,274	ZAR	19,341,817	(74,543)
		Net Unrealized Depreciation on Forward Currency Contracts			$(1,824,110)

(b)	UBS AG is the counterparty to all forward currency contracts.

The accompanying notes are an integral part of these financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)

FUTURES CONTRACTS

				Unrealized
				Appreciation/
Number of Contracts	Description	Expiration Date	Notional Amount	(Depreciation)
Short Futures Contracts
750	90-Day Bank Accepted Bills Future	Sep-18	$573,336,688	$(20,818)
2,551	90-Day Eurodollar Future	Jun-19	620,690,188	(504,886)
1,845	90-Day Sterling Future	Jun-19	319,618,663	147,976
1	Amsterdam Exchanges Index Future	Apr-18	129,936	(2,155)
55	Australian 10-Year Treasury Bond Future	Jun-18	5,475,368	(69,883)
495	Australian 3-Year Treasury Bond Future	Jun-18	42,266,548	(78,087)
369	Bank Accept Future	Jun-18	70,267,813	(2,830)
89	CAC 40 10 Euro Future	Apr-18	5,644,701	(58,371)
257	Canadian 10-Year Government Bond Future	Jun-18	26,584,694	(199,399)
463	Coffee ‘C’ Future (c)	May-18	20,513,794	600,252
90	Copper Future (c)	May-18	6,807,375	152,595
165	Corn Future (c)	May-18	3,198,938	(103,549)
132	Cotton No. 2 Future (c)	May-18	5,376,360	97,556
213	Euro STOXX 50 Future	Jun-18	8,599,045	(149,551)
268	Euro-Schatz Future	Jun-18	36,924,979	(58,392)
67	Feeder Cattle Future (c)	May-18	4,489,838	125,652
97	FTSE 100 Index Future	Jun-18	9,517,502	(103,897)
16	FTSE/JSE Top 40 Index Future	Jun-18	667,435	(3,375)
8	FTSE/MIB Index Future	Jun-18	1,080,484	(1,493)
17	German Stock Index Future	Jun-18	6,337,793	(86,254)
101	Gold 100 oz. Future (c)	Jun-18	13,405,730	7,926
67	Hard Red Winter Wheat Future (c)	May-18	1,565,288	106,095
24	IBEX 35 Index Future	Apr-18	2,826,484	(53,159)
145	Lean Hogs Future (c)	Jun-18	4,439,900	(14,088)
269	Live Cattle Future (c)	Jun-18	11,037,070	736,806
207	London Metal Exchange Copper Future (c)	Jun-18	34,741,069	943,798
130	London Metal Exchange Nickel Future (c)	Jun-18	10,370,880	193,567
326	London Metal Exchange Primary Aluminum Future (c)	Jun-18	16,326,488	696,153
185	London Metal Exchange Zinc Future (c)	Jun-18	15,156,125	19,707
22	Long Gilt Future	Jun-18	3,790,953	(3,381)
48	OMXS30 Index Future	Apr-18	876,093	(4,014)
2	Palladium Future (c)	Jun-18	188,760	3,755
23	Platinum Future (c)	Jul-18	1,072,490	11,639
405	Silver Future (c)	May-18	32,942,700	246,820
926	Sugar No. 11 Future (c)	May-18	12,808,432	850,453
424	U.S. 10-Year Treasury Note Future	Jun-18	51,363,625	(348,202)
1,794	U.S. 2-Year Treasury Note Future	Jun-18	381,421,221	(163,136)
962	U.S. 5-Year Treasury Note Future	Jun-18	110,111,422	(370,024)
11	U.S. Treasury Long Bond Future	Jun-18	1,612,875	(19,769)
71	U.S. Ultra Long Term Treasury Bond Future	Jun-18	11,393,281	(376,342)
168	Wheat Future (c)	May-18	3,788,400	82,930
				2,228,625

Long Futures Contracts
64	3-Month Euro (EURIBOR) Interest Rate Future	Jun-19	$19,723,641	$(105)
283	Brent Crude Future (c)	Jul-18	19,484,550	136,193
11	Cocoa Future (c)	May-18	281,160	4,807
277	Crude Oil Future (c)	May-18	17,988,380	757,000
24	E-mini Dow Future	Jun-18	2,897,640	(84,380)
46	E-Mini Russell 2000 Index Future	Jun-18	3,521,760	(120,209)
18	E-mini S&P 500 Future	Jun-18	2,378,700	24,225
19	E-mini S&P MidCap 400 Future	Jun-18	3,577,890	(88,700)
625	Euro-BOBL Future	Jun-18	100,935,451	341,089
237	Euro-BTP Italian Government Bond Future	Jun-18	40,473,515	787,828
523	Euro-Bund Future	Jun-18	102,597,347	1,159,579
79	Euro-BUXL 30-Year Bond Future	Jun-18	16,075,870	174,796
331	Euro-OAT Future	Jun-18	62,961,315	689,248
94	Gasoline RBOB Future (c)	May-18	7,977,329	246,791
13	Hang Seng Index Future	Apr-18	2,488,803	(20,306)
79	Japanese 10-Year Government Bond Future	Jun-18	111,998,026	99,780
142	London Metal Exchange Copper Future (c)	Jun-18	23,832,038	(998,348)
110	London Metal Exchange Nickel Future (c)	Jun-18	8,775,360	(242,841)
134	London Metal Exchange Primary Aluminum Future (c)	Jun-18	6,710,888	(450,944)
132	London Metal Exchange Zinc Future (c)	Jun-18	10,814,100	(594,192)
175	Low Sulphur Gas Oil Future (c)	May-18	10,815,000	165,924
127	MSCI Taiwan Stock Index Future	Apr-18	5,132,070	83,319
7	NASDAQ 100 E-mini Future	Jun-18	923,160	11,615
81	Natural Gas Future (c)	May-18	2,213,730	(10,966)
27	Nikkei 225 Future	Jun-18	5,381,984	110,691
107	NY Harbor ULSD Future (c)	May-18	9,082,374	584,696
16	S&P/Toronto Stock Exchange 60 Index Future	Jun-18	2,250,320	(45,688)
231	SGX MSCI Singapore Index Future	Apr-18	6,858,735	161,482
255	Soybean Future (c)	May-18	13,320,563	30,581
268	Soybean Meal Future (c)	May-18	10,291,200	132,371
43	Soybean Oil Future (c)	May-18	822,246	3,273
64	SPI 200 Index Future	Jun-18	7,048,848	(301,838)
26	Tokyo Price Index Future	Jun-18	4,169,823	16,266
				2,763,037

	Net Unrealized Appreciation on Futures Contracts			$4,991,662

(c)	Position held in wholly-owned subsidiary organized in the Cayman Islands, and consolidated for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2018 (Unaudited)

ASSETS:
Investments at cost	$159,260,636
Foreign currency at cost	$2,147,972
Investments at value	$159,098,438
Foreign currency at value	2,137,722
Cash	101,466,498
Deposits for futures contracts	23,790,732
Receivable for Fund shares sold	89,925
Interest receivable	251,887
Prepaid expenses and other assets	33,858
Total assets	286,869,060

LIABILITIES:
Unrealized depreciation on forward currency contracts	1,824,110
Payable for Fund shares redeemed	329,082
Payable to Adviser	549,764
Accrued distribution fees	29,192
Accrued expenses	180,022
Total liabilities	2,912,170

Net Assets	$283,956,890

NET ASSETS CONSIST OF:
Paid in capital	$410,272,029
Undistributed net investment loss	(87,113,448)
Accumulated undistributed net realized loss	(42,207,045)
Net unrealized appreciation/depreciation on:
Investments	(162,198)
Futures contracts	4,991,662
Forward currency contracts	(1,824,110)
Net Assets	$283,956,890

Class A Shares
Net Assets	$18,034,837
Issued and outstanding (unlimited shares authorized, no par value)	1,862,316
Net Asset Value and Redemption Price Per Share	$9.68
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$10.27

Class C Shares
Net Assets	$19,275,509
Issued and outstanding (unlimited shares authorized, no par value)	2,044,488
Net Asset Value, Redemption Price and Offering Price Per Share (a)	$9.43

Class I Shares
Net Assets	$206,780,434
Issued and outstanding (unlimited shares authorized, no par value)	21,141,654
Net Asset Value, Redemption Price and Offering Price Per Share	$9.78

Class P Shares
Net Assets	$39,866,110
Issued and outstanding (unlimited shares authorized, no par value)	4,077,601
Net Asset Value, Redemption Price and Offering Price Per Share	$9.78

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.

The accompanying notes are an integral part of these financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2018 (Unaudited)

INVESTMENT INCOME:
Interest income	$1,680,831
Total investment income	1,680,831

EXPENSES:
Investment advisory fees	1,599,852
Legal fees	177,606
Transfer agent fees	167,867
Distribution (12b-1) fees	148,635
Fund administration and accounting fees	93,855
Federal and state registration fees	44,587
Audit fees	32,755
Reports to shareholders	28,770
Trustees fees and related expenses	21,288
Custody fees	19,885
Compliance officer fees	7,729
Other	63,994
Total expenses before waiver and reimbursement	2,406,823

Less: Expenses waived/reimbursed by the Adviser	(436,732)

Net expenses	1,970,091

Net Investment Loss	(289,260)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Futures contracts	1,671,598
Forward currency contracts	158,400
Swap contract	(73,094,363)
Foreign currency translations	6,272

Change in net unrealized appreciation/depreciation on:
Investments	(48,613)
Futures contracts	4,991,662
Forward currency contracts	(1,824,110)
Swap contract	86,280,900

Net Realized and Unrealized Gain on Investments	18,141,746

Net Increase in Net Assets Resulting from Operations	$17,852,486

The accompanying notes are an integral part of these financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
OPERATIONS:
Net investment loss	$(289,260)	$(1,535,958)
Net realized gain (loss) on:
Investments	—	(194,068)
Futures contracts	1,671,598	—
Forward currency contracts	158,400	—
Swap contract	(73,094,363)	6,917,662
Foreign currency translations	6,272	—
Change in net unrealized appreciation/depreciation on:
Investments	(48,613)	(258,665)
Futures contracts	4,991,662	—
Forward currency contracts	(1,824,110)	—
Swap contract	86,280,900	(62,323,546)
Net increase (decrease) in net assets resulting from operations	17,852,486	(57,394,575)

CAPITAL SHARE TRANSACTIONS:
Shares sold - Class A	3,681,555	5,704,431
Shares sold - Class C	705,449	2,345,438
Shares sold - Class I	18,905,481	79,514,822
Shares sold - Class P	4,615,460	15,856,183
Shares redeemed - Class A	(10,405,814)	(42,329,431)
Shares redeemed - Class C	(5,047,550)	(24,955,847)
Shares redeemed - Class I	(106,089,799)	(510,361,202)
Shares redeemed - Class P	(10,123,723)	(65,539,014)
Net decrease in net assets resulting from capital share transactions	(103,758,941)	(539,764,620)

Total Decrease in Net Assets	(85,906,455)	(597,159,195)

NET ASSETS:
Beginning of Period	369,863,345	967,022,540
End of Period (includes undistributed net investment loss of $(87,113,448) and $(86,824,188), respectively)	$283,956,890	$369,863,345

TRANSACTIONS IN SHARES - CLASS A:
Shares sold	354,994	590,750
Shares redeemed	(1,066,436)	(4,384,329)
Net decrease in shares outstanding	(711,442)	(3,793,579)

TRANSACTIONS IN SHARES - CLASS C:
Shares sold	72,827	247,544
Shares redeemed	(520,261)	(2,638,728)
Net decrease in shares outstanding	(447,434)	(2,391,184)

TRANSACTIONS IN SHARES - CLASS I:
Shares sold	1,899,592	8,173,840
Shares redeemed	(10,332,986)	(52,569,300)
Net decrease in shares outstanding	(8,433,394)	(44,395,460)

TRANSACTIONS IN SHARES - CLASS P:
Shares sold	458,149	1,631,107
Shares redeemed	(1,016,594)	(6,767,806)
Net decrease in shares outstanding	(558,445)	(5,136,699)

The accompanying notes are an integral part of these financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	March 31, 2018		September 30,	September 30,	September 30,	September 30,		September 30,
	(Unaudited)		2017	2016	2015	2014		2013(1)
Net Asset Value, Beginning of Period	$9.36		$10.13	$11.17	$11.01	$10.14		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.02)		(0.04)	(0.09)	(0.13)	(0.11)		(0.07)
Net realized and unrealized gain (loss) on investments, swap contracts, futures and forward currency contracts	0.34		(0.73)	(0.74)	0.97	0.98	(3)	0.21	(3)
Total Income (Loss) from Investment Operations	0.32		(0.77)	(0.83)	0.84	0.87		0.14
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.21)	(0.68)	—		—
Total Distributions	—		—	(0.21)	(0.68)	—		—
Net Asset Value, End of Period	$9.68		$9.36	$10.13	$11.17	$11.01		$10.14
Total Return (4)	3.42	% (5)	(7.60)%	(7.60)%	7.48%	8.58%		1.40	% (5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,035		$24,092	$64,528	$83,077	$34,976		$14,427
Ratio of gross expenses to average net assets (including interest expense)(6)(7)(12)	1.58	% (8)	1.33%	1.25%	1.24%	1.30	% (9)	2.07	% (8)(9)
Ratio of net expenses to average net assets (including interest expense)(11)(12)	1.33	% (8)	1.15%	1.17%	1.15%	1.15	% (9)	1.18	% (8)(9)
Ratio of net investment loss to average net assets	(0.34	)% (8)	(0.45)%	(0.83)%	(1.08)%	(1.10)%		(1.13	)% (8)(10)
Portfolio turnover rate	0	% (5)	0%	0%	0%	0%		871	% (5)

(1)	The Equinox Campbell Strategy Fund Class A commenced operations on March 4, 2013. Start of Performance was March 8, 2013.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns shown exclude the effect of the maximum applicable sales charges of 5.75% and, if applicable, wire redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Ratio of gross expenses to average net assets excluding interest expense (6)	1.58	% (8)	1.33%	1.23%	1.24%	1.30	% (9)	2.07	% (8)(9)

(8)	Annualized.

(9)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(11)	Ratio of net expenses to average net assets excluding interest expense	1.33	% (8)	1.15%	1.15%	1.15%	1.15	% (9)	1.18	% (8)(9)

(12)	See Note 4 in Notes to Consolidated Financial Statements for changes to the Fund’s expense limitation agreement that took effect February 15, 2018.

The accompanying notes are an integral part of these financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$9.15		$9.98	$11.03	$10.96	$9.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.05)		(0.11)	(0.17)	(0.21)	(0.12)
Net realized and unrealized gain (loss) on investments, swap contracts, futures and forward currency contracts	0.33		(0.72)	(0.72)	0.97	1.47
Total Income (Loss) from Investment Operations	0.28		(0.83)	(0.89)	0.76	1.35
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.16)	(0.69)	—
Total Distributions	—		—	(0.16)	(0.69)	—
Net Asset Value, End of Period	$9.43		$9.15	$9.98	$11.03	$10.96
Total Return (3)	3.06	% (4)	(8.32)%	(8.16)%	6.72%	14.05	% (4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,276		$22,792	$48,712	$52,977	$11,829
Ratio of gross expenses to average net assets (including interest expense)(5)(6)(10)	2.33	% (7)	2.08%	2.00%	1.99%	2.17	% (7)(8)
Ratio of net expenses to average net assets (including interest expense)(9)(10)	2.08	% (7)	1.90%	1.92%	1.90%	1.90	% (7)(8)
Ratio of net investment loss to average net assets	(1.09	)% (7)	(1.19)%	(1.58)%	(1.82)%	(1.84	)% (7)(8)
Portfolio turnover rate	0	% (4)	0%	0%	0%	0	% (4)

(1)	The Equinox Campbell Strategy Fund Class C commenced operations on February 11, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Ratio of gross expenses to average net assets excluding interest expense (5)	2.33	% (7)	2.08%	1.98%	1.99%	2.17	% (7)(8)

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(9)	Ratio of net expenses to average net assets excluding interest expense	2.08	% (7)	1.90%	1.90%	1.90%	1.90	% (7)(8)

(10)	See Note 4 in Notes to Consolidated Financial Statements for changes to the Fund’s expense limitation agreement that took effect February 15, 2018.

The accompanying notes are an integral part of these financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	March 31, 2018		September 30,	September 30,	September 30,	September 30,		September 30,
	(Unaudited)		2017	2016	2015	2014		2013(1)
Net Asset Value, Beginning of Period	$9.44		$10.20	$11.22	$11.05	$10.16		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)	—	(3)	(0.02)	(0.06)	(0.09)	(0.08)		(0.05)
Net realized and unrealized gain (loss) on investments, swap contracts, futures and forward currency contracts	0.34		(0.74)	(0.73)	0.96	0.97		0.21	(4)
Total Income (Loss) from Investment Operations	0.34		(0.76)	(0.79)	0.87	0.89		0.16
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.23)	(0.70)	—		—
Total Distributions	—		—	(0.23)	(0.70)	—		—
Net Asset Value, End of Period	$9.78		$9.44	$10.20	$11.22	$11.05		$10.16
Total Return(5)	3.60	% (6)	(7.45)%	(7.20)%	7.72%	8.76%		1.60	% (6)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$206,780		$279,212	$754,171	$984,152	$612,173		$295,031
Ratio of gross expenses to average net assets (including interest expense)(7)(8)(13)	1.31	% (9)	1.07%	1.00%	0.99%	1.05	% (10)	1.58	% (9)(10)
Ratio of net expenses to average net assets (including interest expense)(12)(13)	1.06	% (9)	0.90%	0.92%	0.90%	0.90	% (10)	0.91	% (9)(10)
Ratio of net investment loss to average net assets	(0.08	)% (9)	(0.20)%	(0.58)%	(0.81)%	(0.85)%		(0.87	)% (9)(11)
Portfolio turnover rate	0	% (6)	0%	0%	0%	0%		871	% (6)

(1)	The Equinox Campbell Strategy Fund Class I commenced operations on March 4, 2013. Start of Performance was March 8, 2013.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than one cent.

(4)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(5)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(8)	Ratio of gross expenses to average net assets excluding interest expense (7)	1.31	% (9)	1.07%	0.98%	0.99%	1.05	% (10)	1.58	% (9)(10)

(9)	Annualized.

(10)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(11)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(12)	Ratio of net expenses to average net assets excluding interest expense	1.06	% (9)	0.90%	0.90%	0.90%	0.90	% (10)	0.91	% (9)(10)

(13)	See Note 4 in Notes to Consolidated Financial Statements for changes to the Fund’s expense limitation agreement that took effect February 15, 2018.

The accompanying notes are an integral part of these financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class P
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	March 31, 2018		September 30,	September 30,	September 30,	September 30,		September 30,
	(Unaudited)		2017	2016	2015	2014		2013(1)
Net Asset Value, Beginning of Period	$9.44		$10.19	$11.22	$11.05	$10.16		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.01)		(0.02)	(0.06)	(0.13)	(0.08)		(0.05)
Net realized and unrealized gain (loss) on investments, swap contracts, futures and forward currency contracts	0.35		(0.73)	(0.74)	1.00	0.97		0.21	(3)
Total Income (Loss) from Investment Operations	0.34		(0.75)	(0.80)	0.87	0.89		0.16
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.23)	(0.70)	—		—
Total Distributions	—		—	(0.23)	(0.70)	—		—
Net Asset Value, End of Period	$9.78	(4)	$9.44	$10.19	$11.22	$11.05		$10.16
Total Return (5)	3.50	% (6)	(7.36)%	(7.29)%	7.72%	8.76%		1.60	% (6)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,866		$43,767	$99,612	$107,596	$37,153		$8,340
Ratio of gross expenses to average net assets (including interest expense)(7)(8)(13)	1.39	% (9)	1.07%	1.00%	1.00%	1.06	% (10)	1.97	% (9)(10)
Ratio of net expenses to average net assets (including interest expense)(12)(13)	1.14	% (9)	0.90%	0.92%	0.90%	0.90	% (10)	0.92	% (9)(10)
Ratio of net investment loss to average net assets	(0.14	)% (9)	(0.19)%	(0.58)%	(1.09)%	(0.85)%		(0.87	)% (9)(11)
Portfolio turnover rate	0	% (6)	0%	0%	0%	0%		871	% (6)

(1)	The Equinox Campbell Strategy Fund Class P commenced operations on March 4, 2013. Start of Performance was March 8, 2013.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(8)	Ratio of gross expenses to average net assets excluding interest expense (7)	1.39	% (9)	1.07%	0.98%	1.00%	1.06	% (10)	1.97	% (9)(10)

(9)	Annualized.

(10)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(11)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(12)	Ratio of net expenses to average net assets excluding interest expense	1.14	% (9)	0.90%	0.90%	0.90%	0.90	% (10)	0.92	% (9)(10)

(13)	See Note 4 in Notes to Consolidated Financial Statements for changes to the Fund’s expense limitation agreement that took effect February 15, 2018.

The accompanying notes are an integral part of these financial statements.

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

The Equinox Campbell Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund began operations on March 4, 2013. The Fund currently offers Class A, Class C, Class I, Class P and Class SI shares. Class A, Class I and Class P shares commenced operations on March 4, 2013. Class C commenced operations on February 11, 2014. As of March 31, 2018, the Class SI shares had not commenced operations. The investment objective of the Fund is to achieve long term capital appreciation.

Class C, Class I and Class P shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets(a)	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$159,098,438	$—	$159,098,438
Futures Contracts(b)	4,991,662	—	—	4,991,662
Total	$4,991,662	$159,098,438	$—	$164,090,100

Liabilities(a)	Level 1	Level 2	Level 3	Total
Forward Currency Contracts(c)	$1,824,110	$—	$—	1,824,110
Total	$1,824,110	$—	$—	$1,824,110

(a)	See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

(b)	Represents net unrealized appreciation of futures contracts.

(c)	Represents net unrealized depreciation of forward currency contracts.

There were no transfers between levels during the current period. The Fund did not hold any Level 3 securities during the period. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Consolidation of Subsidiaries – The Consolidated Financial Statements of the Fund include the accounts of its subsidiary, Equinox Campbell Strategy Fund Limited (“EPS-CFC”), a wholly-owned and controlled foreign corporation (“CFC”). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest approximately 25% of its total assets in a CFC which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

The EPS-CFC utilizes a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global markets across four major asset classes: currencies, fixed income, stock indices and commodities to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s Prospectus.

A summary of the Fund’s investments in the EPS-CFC is as follows:

		EPS-CFC Net Assets at	% of Total Net Assets
	Inception Date of EPS-CFC	March 31, 2018	at March 31, 2018
EPS-CFC	3/4/2013	$11,601,582	4.09%

For tax purposes, EPS-CFC is an exempted Cayman investment company. EPS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EPS-CFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

owned CFC, EPS-CFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk, including swap counterparty risk, is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed all open tax years and

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Trust are borne by that fund. Other expenses are allocated to each fund based on its net assets in relation to the total net assets of all the applicable funds in the Trust or another reasonable basis.

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases and sells futures contracts to pursue its investment objective, hedge against market risk, and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Interest income earned or interest expense paid on balances at the counterparty are included in the Consolidated Statement of Operations as Interest Expense. For the six months ended March 31, 2018, the Fund had a net change in unrealized appreciation of $4,991,662 and a net realized gain of $1,671,598 from futures contracts.

Forward Currency Contracts – The Fund may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. For the six months ended March 31, 2018, the Fund had a net change in unrealized depreciation of $(1,824,110) and a net realized gain of $158,400 from forward currency contracts.

Swap Contracts – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to protect from broad fluctuations in market prices, interest rates, foreign exchange rates (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

The gross returns exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

In order to maintain prudent risk exposure to the counterparty, the Adviser will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Adviser may determine. If the Adviser determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

During the period of this report, the Fund used a swap contract to gain exposure to the managed futures trading program of Campbell & Company, Inc. in the implementation of its investment strategy. The Fund is permitted to use derivatives to gain exposure to the asset class and for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. For the six months ended March 31, 2018, the Fund had a net change in unrealized appreciation of $86,280,900 and a net realized loss of $(73,094,363) from the swap contract as shown in the Fund’s Consolidated Statement of Operations. The Fund did not hold swap contracts as of March 31, 2018.

Offsetting of Financial Assets and Derivative Assets

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of forward and futures contracts. As of March 31, 2018, the Fund is subject to a master netting arrangement for the forward and futures contracts. The following table sets forth the Fund’s net exposure for forward and futures contracts that are subject to an enforceable master netting arrangement as of March 31, 2018:

						Gross Amounts Not Offset in the
						Consolidated Statement of Assets &
Liabilities						Liabilities
			Gross Amounts
			Offset in the		Net Amounts
	Gross Amounts		Consolidated		Presented in the
	of Recognized		Statement of Assets &		Consolidated Statement of	Financial	Cash Collateral
Description	Liabilities		Liabilities		Assets & Liabilities	Instruments	Pledged	Net Amount
Forward Contracts	$(5,479,079	) *	$3,654,969	*	$(1,824,110)	$—	$1,824,110	$—
Futures Contracts	(5,753,572	) *	10,745,234	*	4,991,662	—	—	—
Total	$(11,232,651)		$14,400,203		$3,167,552	$—	$1,824,110	$—

*	See Consolidated Portfolio of Investments for breakout of gross unrealized appreciation and depreciation by forward and futures contract.

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Consolidated Statement of Assets and Liabilities as of March 31, 2018:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Unrealized appreciation on futures contracts	Unrealized depreciation on forward currency contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2018:

Derivatives Investment Fair Value
	Equity	Interest Rate	Currency	Commodity	Total
Forward Contracts	$—	$—	$(1,824,110)	$—	$(1,824,110)
Futures Contracts	$(657,421)	$1,126,671	$—	$4,522,412	$4,991,662
Total	$(657,421)	$1,126,671	$(1,824,110)	$4,522,412	$3,167,552

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended March 31, 2018:

Derivative Investment Type	Location of Gain/(Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain/(loss) on Forward currency, futures and swap contracts; Net change in unrealized appreciation/(depreciation) on Forward currency, futures and swap contracts

The following table sets forth the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended March 31, 2018:

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Interest Rate	Currency	Commodity	Total
Forward Contracts	$—	$—	$(1,824,110)	$—	$(1,824,110)
Futures Contracts	$(657,421)	$1,126,671	$—	$4,522,412	$4,991,662
Total	$(657,421)	$1,126,671	$(1,824,110)	$4,522,412	$3,167,552

Net realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Interest Rate	Currency	Commodity	Total
Forward Contracts	$—	$—	$158,400	$—	$158,400
Futures Contracts	$239,340	$—	$—	$1,432,258	$1,671,598
Total	$239,340	$—	$158,400	$1,432,258	$1,829,998

The notional value (underlying face amount at fair value) of the derivative instruments outstanding as of March 31, 2018, as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, there were no purchases or sales of portfolio securities, other than short-term investments and U.S. Government securities.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Adviser (the “Adviser”). Effective February 15, 2018, Campbell & Company Investment Adviser LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, effective February 15, 2018, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.64% of the Fund’s average daily net assets. Prior to February 15, 2018, the Fund paid the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended March 31, 2018, the Fund incurred Advisory fees of $1,599,852. The advisory fee payable at March 31, 2018, in the amount of $549,764 was paid in April 2018.

Under the terms of the expense limitation agreement, effective February 15, 2018, the Adviser has contractually agreed to reduce its Advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) Acquired Fund Fees and Expenses, (v) brokerage commissions, and (vi) any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees) do not exceed, on an annual basis, the expense limitations listed below. The expense limitations will remain in effect until January 31, 2019, but can be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser.

Expense Limitation
Class	Effective February 15, 2018
Equinox Campbell Strategy Fund – Class A	1.94%
Equinox Campbell Strategy Fund – Class C	2.69%
Equinox Campbell Strategy Fund – Class I	1.69%
Equinox Campbell Strategy Fund – Class P	1.94%
Equinox Campbell Strategy Fund – Class SI*	1.64%

*	As of March 31, 2018, the Class SI shares of the Fund had not commenced operations.

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Prior to February 15, 2018, the Fund’s expense limitations were as listed as listed below.

Expense Limitation
Class	Prior to February 15, 2018
Equinox Campbell Strategy Fund – Class A	1.15%
Equinox Campbell Strategy Fund – Class C	1.90%
Equinox Campbell Strategy Fund – Class I	0.90%
Equinox Campbell Strategy Fund – Class P	0.90%

The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for a Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. For the six months ended March 31, 2018, the Adviser waived fees of $436,732.

The following table shows the waived or reimbursed expenses subject to potential recovery by the Adviser expiring on:

September 30, 2018	$400,304
September 30, 2019	$934,070
September 30, 2020	$947,515
September 30, 2021	$436,732

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A shares, Class C shares and Class P shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of Gemini Fund Services, LLC (“GFS”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. For the six months ended March 31, 2018, the Fund incurred 12b-1 expenses as follows:

Class A	$27,714
Class C	$108,205
Class P	$12,716

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I, and Class P shares. For the six months ended March 31, 2018, the Distributor received $16,163 and $4,278 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $654 and $0 were retained by the principal underwriter or other affiliated broker-dealers.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2018, the Fund received $0 in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions during the six months ended March 31, 2018, or the fiscal year ended September 30, 2017.

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,936,540)	$(30,519)	$(142,086,982)	$(113,585)	$(144,167,626)

The differences between book basis and tax basis unrealized appreciation/depreciation, net accumulated realized gain/(loss), and accumulated net investment loss are primarily attributable to the tax adjustments relating to the Fund’s holding in EPS-CFC.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $1,741,357.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $195,183.

At September 30, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$30,519	$—	$30,519

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2017, as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(6,854,478)	$6,854,478	$—

7.	RECENT ACCOUNTING PRONOUNCEMENT

On August 1, 2017, the Fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there were no subsequent events requiring adjustment and/or disclosure in the financial statements.

Equinox Campbell Strategy Fund
EXPENSE EXAMPLES
March 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and Class C shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from October 1, 2017 through March 31, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Actual	10/1/17	3/31/18	10/1/17-3/31/18	Ratio
Class A	$1,000.00	$1,034.20	$6.75	1.33%
Class C	$1,000.00	$1,030.60	$10.53	2.08%
Class I	$1,000.00	$1,036.00	$5.38	1.06%
Class P	$1,000.00	$1,035.00	$5.78	1.14%

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Hypothetical (5% return before expenses)	10/1/17	3/31/18	10/1/17-3/31/18	Ratio
Class A	$1,000.00	$1,018.30	$6.69	1.33%
Class C	$1,000.00	$1,014.56	$10.45	2.08%
Class I	$1,000.00	$1,019.65	$5.34	1.06%
Class P	$1,000.00	$1,019.25	$5.74	1.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Equinox Campbell Strategy Fund
Supplemental Information (Unaudited)
March 31, 2018

Board Consideration and Approval of Continuation of Investment Advisory Agreement with Equinox Institutional Asset Management LP

The Board of Trustees (the “Board”) of Equinox Fund Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Equinox Institutional Asset Management, LP (“EIAM”, “Equinox” or the “Advisor”) and the Trust, for the Equinox Campbell Strategy Fund (the “Fund”) (“Agreement”), at an in-person meeting held on November 17, 2017 (the “Meeting”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one-year period.

At the Meeting, in determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) the services performed for the Fund, (ii) the size and qualifications of EIAM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with EIAM’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of EIAM, (vi) a comparison of the advisory fee and expense ratio of the Fund to the advisory fees and expense ratios of comparable funds; (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Fund and other clients, (ix) results of any regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on EIAM’s ability to service the Fund, (xi) EIAM’s internal program for ensuring compliance with the Fund’s investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xii) EIAM’s proxy voting policies, and (xiii) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Fund. The Trustees determined that the information provided to the Trustees was sufficient to make their determination regarding whether to approve the continuation of the Agreement with respect to the Fund.

The Trustees also considered information provided by EIAM regarding the advisory fees and an analysis of these fees in relation to the delivery of services to the Fund, the costs of providing such services and the profitability of the firm in general and as a result of the fees received from the Fund. In addition, the Trustees also received a copy of the Agreement, EIAM’s most recent Form ADV and a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement. Legal counsel to the Fund reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreement by the trustees of an investment company.

The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund, compliance with the investment objectives, policies, strategies and limitations for the Fund, the compliance of management personnel with the applicable code of ethics, and the adherence to fair value pricing procedures as established by the Board.

Equinox Campbell Strategy Fund
Supplemental Information (Unaudited)(Continued)
March 31, 2018

The Trustees considered that representatives from EIAM attended the Meeting and discussed EIAM’s history, experience with mutual funds that utilize managed futures, and the Fund’s investment strategies in connection with the proposed approval of the Agreement with respect to the Fund and answered questions from the Board.

Nature, Extent and Quality of Services. The Trustees’ evaluation of the services provided by EIAM took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of EIAM’s investment management capabilities in selecting managed futures programs, allocating assets across various managed futures programs, and managing certain types of assets in-house (e.g., fixed income securities and derivatives), and its compliance responsibilities. The Trustees considered EIAM’s personnel and the depth of EIAM’s personnel who possess the experience to provide investment management services to the Fund. Based on the information provided by EIAM, the Trustees concluded that (i) the nature, extent and quality of the services provided by EIAM are appropriate and consistent with the terms of the Agreement including the proposed advisory fee, (ii) the Fund is likely to benefit from the continued receipt of EIAM’s services under the Agreement, and (iii) EIAM has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

Investment Performance. The Board considered the overall investment performance of EIAM, Campbell & Company Investment Adviser LLC (“Campbell”) and the Fund. Although the Trustees gave appropriate consideration to performance reports and discussions with members of EIAM at Board meetings throughout the year, the Trustees gave particular weight to EIAM’s and Campbell’s presentation of the Fund’s and Campbell Program’s performance provided to the Board at the Meeting. The Trustees considered the Fund’s performance for the one year, three-year, and since inception periods ended September 30, 2017, as compared to the performance of five other mutual funds identified by EIAM as having a similar investment objective and strategy as the Fund (the “Peer Funds”), and six other funds advised by EIAM (the “Equinox Peer Funds”).

The Trustees noted that with respect to the Peer Funds the Fund outperformed the AQR Managed Futures Strategy Fund and the LoCorr Market Trend Fund for the one year period ended September 30, 2017, and underperformed the Goldman Sachs Managed Futures Strategy Fund, the PIMCO TRENDS Managed Futures Strategy Fund, and the Natixis ASG Managed Futures Strategy Fund for the one year period ended September 30, 2017. The Trustees further noted that the Fund underperformed all of the Peer Funds for the three year period ended September 30, 2017. The Trustees noted that Fund underperformed all of the Peer Funds for the since inception period ended September 30, 2017.

The Trustees noted that with respect to the Equinox Peer Funds the Fund outperformed the Equinox Crabel Strategy Fund and the Equinox Systematica Macro Fund for the one year period ended September 30, 2017, and underperformed the Equinox Aspect Core Diversified Strategy Fund, the Equinox BH-DG Strategy Fund, the Equinox Chesapeake Strategy Fund, and the Equinox IPM Systematic Macro Fund for the one year period ended September 30, 2017. The

Equinox Campbell Strategy Fund
Supplemental Information (Unaudited)(Continued)
March 31, 2018

Trustees further noted that the Fund underperformed the Equinox BH-DG Strategy Fund, the Equinox Chesapeake Strategy Fund, the Equinox Crabel Strategy Fund, and the Equinox Systematica Macro Fund for the three year period ended September 30, 2017, and that relative performance information for the other Equinox Peer Funds was unavailable for the three year period ended September 30, 2017. The Trustees noted that the Fund outperformed the Equinox Aspect Core Diversified Strategy Fund, the Equinox Crabel Strategy Fund, and the Equinox Systematica Macro Fund for the since inception period ended September 30, 2017, and underperformed the Equinox BH-DG Strategy Fund, the Equinox Chesapeake Strategy Fund, and the IPM Systematic Macro Fund. The Board considered that direct comparisons of the Fund’s performance to that of the Peer Funds and the Equinox Peer Funds are not indicative of the Fund’s ability to provide the returns of the Campbell Program, and that the Fund performed in line with the performance of the Campbell Program given the macroeconomic environment and the parameters of the Fund’s investment strategy. Based on this information, the Trustees concluded that EIAM and Campbell possessed the expertise and ability to maintain or improve the Fund’s performance by employing a new structure.

The Trustees noted that EIAM and Campbell had each provided information regarding their advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefits resulting from EIAM’s and Campbell’s respective relationship with the Fund. The Trustees considered the proposed fees and other expenses that would be paid by the Fund to EIAM under the proposed fee schedule to the advisory agreement as compared to those of representative comparable funds managed by EIAM and other investment advisers. The Trustees also considered the fees that Campbell charges to two other registered investment companies for which it serves as an adviser. The Trustees evaluated explanations provided by Campbell as to differences in fees to be received under the Sub-Advisory Agreement and other funds managed by Campbell, including but not limited to the differences among the strategies of the Campbell Program and the trading strategies of the two funds with lower fees.

The Trustees noted that the proposed fees under the Sub-Advisory Agreement would be paid by EIAM, and considered the impact of such sub-advisory fee on the pro forma estimated profitability of EIAM expected to be derived from its relationship with the Fund. The Trustees concluded that the advisory fee and services to be provided by EIAM were generally consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting. The Trustees concluded that the proposed investment advisory fees to be paid by the Fund to EIAM and to be paid by EIAMto Campbell were fair and reasonable.

Fees. At the Meeting, the Trustees noted that EIAM had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefits resulting from EIAM’s relationship with the Fund. The Trustees considered the advisory fees paid to EIAM, the total expenses of the Fund, and EIAM’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain the stated cap on Fund operating expenses. The Trustees considered the rate of the investment advisory fee and other expenses paid by the Fund under the Agreement as compared to those of representative comparable funds managed by EIAM and other investment advisors. The Trustees

Equinox Campbell Strategy Fund
Supplemental Information (Unaudited)(Continued)
March 31, 2018

noted that the investment advisory fee and total operating expenses for the Fund were lower than the median of the contractual advisory fee rates and total operating expenses for the Peer Funds, as indicated in materials prepared for the Board by EIAM, based on information contained in various publicly available documents. The Trustees noted that EIAM waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses. The Trustees concluded that the advisory fees and services provided by EIAM are consistent with those of other advisors which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meetings.

Cost of Services Provided. Trustees also considered (i) the costs of the services provided by EIAM, (ii) the compensation and benefits received by EIAM in providing services to the Fund, and (iii) EIAM’s profitability. The Trustees noted that the level of profitability of EIAM is an appropriate factor to consider in providing service to the Fund, and the Trustees should be satisfied that EIAM’s profits are sufficient to continue as healthy, ongoing concerns generally and as investment advisor of the Fund specifically. Based on the information provided, the Trustees concluded that EIAM’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisors for managing comparable mutual funds with similar strategies. In so concluding, the Trustees noted that EIAM has contractually agreed to waive the fee it receives from the Fund in an amount equal to the management fee paid to EIAM by the Fund’s wholly-owned subsidiary. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund, the quality of services provided by EIAM and the expense limitations agreed to by EIAM.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders but the advisory fee structure for the Fund did not currently include breakpoint reductions as asset levels increase.

In voting to approve the Agreement with respect to the Fund, the Board considered all factors it deemed relevant and the information presented to the Board by the Advisor. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the Fund for an additional one-year period.

Equinox Campbell Strategy Fund
Supplemental Information (Unaudited)(Continued)
March 31, 2018

Board Consideration and Approval of (i) New Fee Schedule to the Investment Advisory Agreement between the Trust on behalf of the Fund and EIAM; and (ii) Proposed Sub-Advisory Agreement between the Trust, on behalf of the Fund, EIAM and Campbell

Before considering the New Fee Schedule and the Sub-Advisory Agreement (together, the “Agreements”), the Trustees, including the Trustees who are not “interested persons” (“Independent Trustees”) within the meaning of Section 2(a)(19) of the 1940 Act, considered information provided by Equinox and Campbell in conjunction with the November 16, 2017 in-person meeting (the “Meeting”). In determining whether to approve the Agreements, the Trustees considered information provided by Equinox and Campbell in accordance with Section 15(c) of the 1940 Act, including information regarding (i) services to be performed by Equinox for the Fund, (ii) services to be performed by Campbell for the Fund, (iii) the size and qualifications of Equinox’s and Campbell’s portfolio management staff, (iv) any potential or actual material conflicts of interest which may arise in connection with Equinox’s or Campbell’s management of the Fund, (v) performance information of Equinox and Campbell, (vi) the capitalization and financial condition of Equinox and Campbell, (vii) a comparison of the proposed advisory fee to be charged by Equinox to the Fund, the Fund’s expense ratio to the advisory fees and expense ratios of comparable funds; (viii) Campbell’s proposed sub-advisory fee arrangements with Equinox and other similarly managed clients, (ix) brokerage selection procedures (including soft dollar arrangements, if any), (x) the procedures for allocating investment opportunities between the Fund and other clients, (xi) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (xii) any litigation, investigation or administrative proceeding which may have a material impact on Equinox’s or Campbell’s ability to service the Fund, (xiii) Equinox’s and Campbell’s internal programs for ensuring compliance with the Fund’s investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xiv) Campbell’s proxy voting policies, and (xv) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Fund. In addition, the Trustees also received and reviewed copies of the proposed Agreements and a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreements. Legal counsel to the Board reviewed with the Trustees the relevant case law with respect to the approval of the Agreements by the Trustees of an investment company. Particularly, legal counsel to the Board emphasized the Board’s obligation to evaluate the level of fees payable to Equinox in light of the delegation of a portion of its advisory duties to a sub-adviser. In addition, the Trustees were reminded that the SEC requires disclosure in shareholder reports to discuss, in reasonable detail, the material factors and the conclusions that formed the basis for a Board’s approval of the Agreements.

In addition to the information provided by Equinox as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Agreements, including the specific matters discussed below. In their deliberations the Trustees did not identify any particular factor that was controlling, and the Trustees may have attributed different weights to the various factors. However, the Trustees determined that the overall arrangements between the Fund, Equinox and Campbell, as provided in the Agreements, including the proposed advisory and sub-advisory fees, are fair and reasonable in light of the services to be performed, expenses

Equinox Campbell Strategy Fund
Supplemental Information (Unaudited)(Continued)
March 31, 2018

incurred and such other matters as the Trustees considered relevant. Factors evaluated included: (i) the terms and conditions of the Agreements, and (ii) the Board’s review of Equinox’s current agreement with the Trust on behalf the Fund the (“Current Agreement”) at their in-person meeting on November 16, 2017 as required by the 1940 Act and their determination at that time that (a) Equinox had the capabilities, resources, and personnel necessary to provide satisfactory advisory services to the Fund and (b) the advisory fees to be paid by the Fund, taking into account any applicable fee limitations, represent reasonable compensation to Equinox in light of the services provided, the costs to Equinox of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment. Certain of these considerations are discussed in more detail below.

Nature, Extent and Quality of Services. The Trustees’ evaluation of the services to be provided by Equinox took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of Equinox’s investment management capabilities in selecting managed futures programs, allocating assets across various managed futures programs, and managing certain types of assets in-house (e.g., fixed income securities and derivatives), and its compliance responsibilities. The Trustees also considered Equinox’s familiarity with oversight of sub-advisers gained from arrangements for other funds of the Trust. The Trustees considered the experience and depth of Equinox’s and Campbell’s personnel providing investment management services to the Fund. The Trustees concluded that the quality of services that have been provided by Equinox in the past are adequate and consistent with the terms of the Current Agreement. Based on the information provided by Equinox and Campbell, the Trustees further concluded that (i) the nature, extent and quality of the services provided by Equinox and to be provided by Campbell are appropriate and consistent with the terms of the proposed Agreements including the proposed advisory fee and sub-advisory fee, (ii) the Fund is likely to benefit from the provision of Equinox’s and Campbell’s services under the proposed Agreements, and (iii) each of Equinox and Campbell have sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

Investment Performance. For investment performance of the Fund, please refer above to the Investment Performance disclosure for the continuation of the Investment Advisory Agreement.

Cost of Services and Management Profitability. The Trustees also considered (i) the costs of the services to be provided by Equinox and Campbell, (ii) the compensation and benefits to be received by Equinox and Campbell in providing services to the Fund, and (iii) related profitability. The Trustees were provided with Equinox’s and Campbell’s most recent financial statements. The Trustees noted that Equinox’s level of profitability was an appropriate factor to consider in evaluating the proposed fee arrangement, and further noted that due to the Fund’s historic and current asset levels and Equinox’s ongoing commitments with respect to maintaining an expense limitation, as proposed to be modified, for the Fund.

Under the current arrangement Equinox is responsible for negotiating the terms of the swap with the Swap Counterparty, ongoing monitoring of the swap position and due diligence regarding the

Equinox Campbell Strategy Fund
Supplemental Information (Unaudited)(Continued)
March 31, 2018

Campbell Program and Campbell. Under the proposed strategy change, Equinox will be responsible for managing the Fund, overseeing Campbell including ongoing diligence on the Reference Asset and Campbell, coordinating the Fund’s compliance with Campbell and the payment of the sub-advisory fee to Campbell. The Trustees were satisfied that Equinox’s financial statements sufficiently supported Equinox management’s view that Equinox remained a healthy, ongoing concern generally and would continue to be able to provide an appropriate level of service as investment adviser to the Fund specifically. In considering the Campbell arrangements, the Board noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by Equinox out of the advisory fee it would receive under the proposed amended fee schedule to the Advisory Agreement and, in addition, that the level of such fee was negotiated at arm’s length between Equinox and Campbell and was comparable to the fee that the Fund had indirectly paid pursuant to its use of the swap agreement to gain exposure to the Campbell strategy. As a consequence, the Board determined that profitability to Campbell derived from its relationship with the Fund was not a substantial factor in the Board’s deliberations.

For similar reasons, the Board did not consider the potential economies of scale in Campbell’s management of the Fund to be a substantial factor in its consideration, particularly based on current Fund asset levels at which no such economies of scale were likely to be realized. The Trustees noted that the fee rate payable to Equinox under the new structure is higher than what Equinox receives from other funds due to the addition of a sub-adviser. Based on the information provided, the Trustees concluded that Equinox’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund, the quality of services to be provided by Equinox and the expense limitations agreed to by Equinox.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. As discussed above, the Board did not consider the potential economies of scale in Campbell’s management of the Fund to be a substantial factor in its consideration, particularly based on current Fund asset levels at which no such economies of scale were likely to be realized.

Conclusion. In voting to approve the Agreements, the Board considered all factors it deemed relevant and the information presented to the Board by Equinox and Campbell. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board may have given varying weights to each factor according to his own judgment. The Board determined that the approval of the Agreements would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Sub-Advisory Agreement, for an initial two-year period commencing upon approval by shareholders at the special meeting.

PRIVACY NOTICE

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISER
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Ave
Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equinox Funds Trust

By: /s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date:   6/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date:   6/7/2018

By: /s/ Laura Latella

Laura Latella, Principal Financial Officer

Date:   6/6/2018